Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Liabilities
Schedule of debts and financial liabilities

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	41,257,611	166,647,324	24,494,870	174,074,170
Bonds payable (1)	98,433,154	1,059,003,920	38,650,859	1,050,838,488
Derivatives not designated as hedges (2)	652,079	-	468,541	-
Derivatives designated as hedges (2)	4,086,699	8,580,478	3,207,739	9,333,449
Deposits for return of bottles and containers	11,772,459	-	11,774,922	-
Put option liability (3)	-	-	28,554,669	-
Total	156,202,002	1,234,231,722	107,151,600	1,234,246,107
(1)	See Note 5 - Risk administration.
(2)	See Note 7 - Financial instruments.
(3)	See Note 1 - General information, letter C), number (4).

Schedule of current bank borrowing and bonds payable

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	3,200	4,557	7,757	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	4,219	8,564	12,783	Monthly	5.65
76,920,876-3	D&D SpA.	Chile	97,006,000-6	Banco de Crédito e Inversiones	Chile	CLP	7,464	7,599	15,063	At maturity	6.96
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,531,581	-	16,531,581	At maturity	6.66
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	779,700	779,700	At maturity	6.78
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	250,700	250,700	At maturity	6.54
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	67,375	2,000,000	2,067,375	At maturity	7.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	28,873	28,873	At maturity	7.32
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,750	16,750	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	193,832	193,832	At maturity	7.74
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	55,728	55,728	At maturity	8.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Banco Scotiabank Chile	Chile	CLP	3,033,627	-	3,033,627	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Banco Scotiabank Chile	Chile	CLP	-	1,654,532	1,654,532	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	136,160	-	136,160	At maturity	6.66
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Citibank	Argentina	ARS	4,404	-	4,404	At maturity	37.00
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	661,245	-	661,245	At maturity	37.60
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	6,507,456	-	6,507,456	At maturity	38.61
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,886,894	-	2,886,894	At maturity	37.90
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	69,185	613,839	683,024	Quarterly	5.61
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	36,748	1,272,408	1,309,156	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,178	818,453	819,631	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	22,421	184,152	206,573	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	13,924	186,120	200,044	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	32,803	959,236	992,039	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	12,190	314,973	327,163	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	343,607	343,607	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	171,803	171,803	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	1,360,111	1,360,111	Semiannual	5.95
Total							30,032,074	11,225,537	41,257,611
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration,

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	1,291,794	4,018	1,295,812	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	39,382	29,000,086	29,039,468	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 28/06/2018	Chile	UF	68,567	304,335	372,902	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	-	8,012,800	8,012,800	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 28/06/2018	Chile	UF	751,564	21,069	772,633	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 20/08/2022	Chile	UF	1,159,263	-	1,159,263	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	110,782	57,669,494	57,780,276	Semiannual	1.00
Total							3,421,352	95,011,802	98,433,154
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(2)	This obligation is partially hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

As of December 31, 2023:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	2,373	5,439	7,812	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	2,845	8,764	11,609	Monthly	5.65
76,920,876-3	D&D SpA.	Chile	97,006,000-6	Banco de Crédito e Inversiones	Chile	CLP	13,506	23,703	37,209	At maturity	6.96
76,920,876-3	D&D SpA.	Chile	97,006,000-6	Banco de Crédito e Inversiones	Chile	CLP	7,054	-	7,054	At maturity	3.50
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	549,050	549,050	At maturity	8.34
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	1,541,550	1,541,550	At maturity	7.17
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,363	-	1,363	At maturity	9.60
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	16,700,666	-	16,700,666	At maturity	5.88
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	79,750	-	79,750	At maturity	8.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	34,320	34,320	At maturity	8.58
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,750	16,750	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	213,582	-	213,582	At maturity	8.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	32,080	-	32,080	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,656,358	1,656,358	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	58,367	58,367	At maturity	8.00
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	604,555	-	604,555	At maturity	8.66
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Citibank	Argentina	ARS	31,389	-	31,389	Dialy	130.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	BBVA	Argentina	Euros	177,940	-	177,940	At maturity	19.80
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Santander	Argentina	ARS	23,144	-	23,144	At maturity	105.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	271	-	271	At maturity	105.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	36,016	135,081	171,097	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	20,366	280,005	300,371	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	19,734	480,288	500,022	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,857	289,853	293,710	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,689	277,250	280,939	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	19,383	-	19,383	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	6,589	567,103	573,692	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,734	567,103	570,837	Semiannual	5.50
Total							18,003,886	6,490,984	24,494,870
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	1,237,075	3,851	1,240,926	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	42,917	27,813,845	27,856,762	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 28/06/2018	Chile	UF	65,763	291,746	357,509	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	7,053,155	-	7,053,155	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 28/06/2018	Chile	UF	720,004	21,005	741,009	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 20/08/2022	Chile	UF	1,110,156	-	1,110,156	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	61,750	229,592	291,342	Semiannual	1.00
Total							10,290,820	28,360,039	38,650,859
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(2)	This obligation is partially hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Schedule of non current bank borrowings and bonds payable

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	16,324	17,468	15,488	49,280	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	27,793	31,085	34,830	93,708	Monthly	5.65
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	90,000,000	-	90,000,000	At maturity	6.78
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	30,000,000	-	-	30,000,000	At maturity	6.54
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	7.32
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	6,732,610	-	-	6,732,610	At maturity	7.74
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	5,977,327	-	5,977,327	At maturity	8.00
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	6.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,227,678	1,227,678	1,688,058	4,143,414	Quarterly	5.61
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,544,816	2,544,816	3,181,018	8,270,650	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	545,636	545,635	-	1,091,271	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	736,608	552,456	-	1,289,064	Semiannual	5.95
Total							60,831,465	100,896,465	4,919,394	166,647,324
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	10,716	10,598	115,335,804	115,357,118	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	43,447,522	-	-	43,447,522	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 28/06/2018	Chile	UF	548,536	548,536	76,969,554	78,066,626	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	-	-	592,159,908	592,159,908	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 28/06/2018	Chile	UF	56,184	56,184	76,906,398	77,018,766	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 20/08/2022	Chile	UF	-	-	152,953,980	152,953,980	Semiannual	2.70
Total							44,062,958	615,318	1,014,325,644	1,059,003,920
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

As of December 31, 2023:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	15,198	16,263	21,940	53,401	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	25,276	28,272	47,416	100,964	Monthly	5.65
76,920,876-3	D&D SpA.	Chile	97,006,000-6	Banco de Crédito e Inversiones	Chile	CLP	15,062	-	-	15,062	At maturity	6.96
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	30,000,000	-	30,000,000	At maturity	8.34
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	90,000,000	-	90,000,000	At maturity	7.17
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	8.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	8.58
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	6,726,334	-	6,726,334	At maturity	8.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	2,994,217	-	-	2,994,217	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	1,651,019	-	-	1,651,019	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	5,967,737	-	5,967,737	At maturity	8.00
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	8.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,080,648	1,080,648	2,026,213	4,187,509	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,240,038	2,240,038	3,920,067	8,400,143	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	720,432	960,576	-	1,681,008	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	486,291	648,388	162,097	1,296,776	Semiannual	5.50
Total							14,228,181	153,668,256	6,177,733	174,074,170
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	10,270	10,158	110,456,141	110,476,569	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	55,527,378	13,876,608	-	69,403,986	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 28/06/2018	Chile	UF	526,108	526,108	73,976,883	75,029,099	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	-	-	520,409,088	520,409,088	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 28/06/2018	Chile	UF	56,014	56,014	73,680,966	73,792,994	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 20/08/2022	Chile	UF	-	-	146,434,024	146,434,024	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	55,292,728	-	-	55,292,728	Semiannual	1.00
Total							111,412,498	14,468,888	924,957,102	1,050,838,488
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(2)	This obligation is partially hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Schedule of effective interest rate

Bonds Serie J	2.89%
Bonds Serie L	1.21%
Bonds Serie M	0.87%
Bonds International	3.30%
Bonds Serie P	3.36%
Bonds Serie R	2.81%
Bonds Serie D	0.53%